Regulatory Assets and Liabilities (Regulated Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 602	$ 253
Regulatory Assets, Long-term	3,018	2,313
Total regulatory assets	3,620	2,566
Deferred income tax regulatory assets
Regulatory Assets [Line Items]
Total regulatory assets	1,166	1,045
Cost Recovery Clauses
Regulatory Assets [Line Items]
Total regulatory assets	707	114
Tampa Electric capital cost recovery for early retired assets
Regulatory Assets [Line Items]
Total regulatory assets	674	657
Pension and post-retirement medical plan
Regulatory Assets [Line Items]
Total regulatory assets	369	291
FAM
Regulatory Assets [Line Items]
Total regulatory assets	307	145
Storm reserve
Regulatory Assets [Line Items]
Total regulatory assets	103	0
NMGC winter event gas cost recovery
Regulatory Assets [Line Items]
Total regulatory assets	69	117
Storm Restoration
Regulatory Assets [Line Items]
Total regulatory assets	35	35
Deferrals related to derivative instruments
Regulatory Assets [Line Items]
Total regulatory assets	30	23
Environmental Remediations
Regulatory Assets [Line Items]
Total regulatory assets	27	27
Stranded Cost Recovery
Regulatory Assets [Line Items]
Total regulatory assets	27	26
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 106	$ 86